Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Financial Instruments and Risk Management

NOTE 11—FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates. The Company enters into forward exchange contracts to hedge its balance sheet exposures as well as certain future cash flows in connection with payroll and related expenses and anticipated probable transactions which are expected to be denominated in non-Dollar currencies.

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli, European and United States banks, the Company does not expect any counterparties to fail to meet their obligations. The Company does not require or place collateral with respect to these financial instruments. The Company does not hold or issue derivatives for trading purposes.

b.	Derivative instruments

As stated in note 1s, the Company enters into various types of foreign exchange derivatives in managing its foreign exchange risks. The notional amounts of these derivatives as of December 31, 2012 were as follows:

$ in millions
Forward exchange contracts for conversion of:
Euros into Dollars	44.8

Japanese Yen into Dollars	62.7

Dollars into NIS	29.7

Korean Won into Dollars	11.1

Taiwan Dollars into Dollars	9.5

The terms of all of these currency derivatives are less than one year.

The following table summarizes activity in accumulated other comprehensive income related to derivatives classified as cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	(600)	581	2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)

Balance at end of year	628	(600)	581

c.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually close or identical to their carrying amounts. The fair value of non-current trade receivables and long-term liabilities also approximates the carrying amounts, since they bear interest at rates close to prevailing market rates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
	$ in thousands
December 31, 2012:
Assets:
Derivative assets designated as hedging instruments		648		648

Derivative assets not designated as hedging instruments		1,690		1,690

Marketable Securities	15,026			15,026

Liabilities -
Derivative liabilities not designated as hedging instruments		573		573

December 31, 2011:
Assets:
Derivative assets designated as hedging instruments		11		11

Derivative assets not designated as hedging instruments		14		14

Liabilities -
Derivative liabilities designated as hedging instruments		575		575

Derivative liabilities not designated as hedging instrument		315		315

1.	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Marketable securitiies are value primariliy based on quoted market prices in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

2.	Level 2—Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly. Derivaties, as described in b. above, are of value primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies and the Company therefore has the ability to perform an independent verification to validate the quotation obtained.

3.	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement. The Company’s auction-rate securities, which have experienced a lack of liquidity and therefore did not have an active market of observable prices, were measured separately at fair value, which was determined using a valuation model. The valuation model relies on Level 3 inputs including, among others things: (i) the underlying structure of each security; (ii) the present value of future principal and interest payments discounted at rates considered to reflect the uncertainty of current market conditions; (iii) consideration of the probabilities of default, auction failure or repurchase at par for each period; (iv) assessments of counterparty credit quality; (v) estimates of recovery rates in the event of default for each security; and (vi) overall capital market liquidity. These estimated fair values are subject to uncertainties that are difficult to predict; therefore, such auction-rate securities have been classified as Level 3 fair value hierarchy.

The following table summarizes the activity for those financial assets (auction rate securities) where fair value measurements are classified as Level 3:

2011
$ in thousands
Balance at January 1, 2011	2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)

Balance at December 31, 2011	—